Penn Series Mid Core Value Fund
FUND SUMMARY: MID CORE VALUE FUND
Investment Objective
The investment objective of the Mid Core Value Fund (the “Fund”) is to achieve capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Penn Series Mid Core Value Fund Mid Core Value Fund
Investment Advisory Fees		0.72%
Distribution (12b-1) Fees		none
Other Expenses		0.33%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.06%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Penn Series Mid Core Value Fund Mid Core Value Fund	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of medium capitalization companies. For purposes of the Fund's investments, equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Sub-Adviser considers medium size companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund's portfolio. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. As of March 31, 2015, this capitalization range was between $211 million and $39.1 billion. In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not reflect the company's value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser's standards of selection. The Sub-Adviser may sell stocks from the Fund's portfolio if it believes a stock no longer meets its valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock's prospects. The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective.
Principal Risks of Investing
Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

IPOs Risk.  The possibility that the Fund’s performance may be affected by the purchase of securities issued in initial public offerings (IPOs) that have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired. The prices of securities bought in IPOs may rise and fall rapidly, often because of investor perceptions rather than economic reasons.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mid-Cap Securities Risk.  The possibility that the return on the Fund’s investments in mid-cap companies may be less than the return on investments in stocks of larger or smaller companies or the stock market as a whole. Mid-cap companies may be more vulnerable to market volatility and adverse business or economic events than larger, more established companies. The securities of mid-cap companies are more likely to trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Portfolio Turnover Risk.  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

“Value” Investing Risk.  The possibility that the Fund’s investments in securities believed by the Sub-Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing in mid-cap stocks in the hope of achieving above-average growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. They represent the performance of the Fund’s previous managers for the period prior to May 1, 2013. Since May 1, 2013, American Century Investment Management, Inc. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.69%	-22.12%
9/30/2009	9/30/2011

Average Annual Total Return (for Periods Ended December 31, 2014)
Average Annual Total Returns Penn Series Mid Core Value Fund	1 Year	5 Years	10 Years
Mid Core Value Fund	16.37%	15.79%	6.98%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	14.75%	17.43%	9.43%